Other Expenses, Net - Summary of Other Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Impairment losses (notes 15.1, 16.1 and 16.2)		$ (442)	$ (513)	$ (1,520)
Results from the sale of assets and others, net	[1]	9	(126)	(114)
Incremental costs and expenses related to the COVID-19 Pandemic (note 2)	[2]	(14)	(26)	(48)
Restructuring costs	[3]	(20)	(17)	(81)
Sale Of Emission Allowances	[4]	0	600	0
Other expenses, net		$ (467)	$ (82)	$ (1,763)

[1]	In 2022, 2021 and 2020, includes $14, $29 and $11, respectively, in connection with property damages and natural disasters (note 25.1). In addition, in 2022 includes a gain of $48 as a result of the remeasurement at fair value of CEMEX’s previous controlling interest in Neoris at the time of sale.
[2]	Refers to certain incremental costs and expenses related to the compliance of the hygiene measures and other negative effects of the Coronavirus
SARS-CoV-2
pandemic declared in March 2020 (the
“COVID-19
Pandemic”). From the beginning of the
COVID-19
Pandemic and attending official dispositions of the authorities in the countries in which CEMEX operates, the Company implemented strict hygiene, sanitary and security protocols in all its operations and modified its manufacturing, selling and distribution processes to implement physical distancing, aiming to protect the health and safety of its employees and their families, customers and communities.
[3]	Restructuring costs mainly refer to severance payments and the definite closing of operating sites.
[4]	In connection with the CO
2
Allowances under the EU ETS, during March 2021, considering CEMEX’s targets for the reduction of CO
2
emissions (note 2.4), as well as the innovative technologies and considerable capital investments that have to be deployed to achieve such goals, CEMEX sold 12.3 million Allowances in several transactions for an aggregate amount of $600. The Company had accrued such Allowances as of the end of Phase III under the EU ETS, which finalized on December 31, 2020.